Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government securities	3,024,700	4,074,413
Other Chilean debt financial securities	6,656	9,898
Foreign financial debt securities	1,504,669	1,796,422
Subtotal	4,536,025	5,880,733
Other financial instruments
Commercial loans	105,257	142,306
Subtotal	105,257	142,306

Total	4,641,282	6,023,039

a.	As of December 31, 2023 and 2022 detail of financial debt instruments is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	2,286,541	3,331,264
Chilean Treasury bonds and notes	737,705	742,717
Other Chilean government financial instruments	454	432
Subtotal	3,024,700	4,074,413
of which sold under repurchase agreement	362,893	207,280
Other Chilean debt financial securities
Chilean Bank debt financial instruments	6,656	9,891
Other Chilean financial instruments	-	7
Subtotal	6,656	9,898
of which sold under repurchase agreement	77	91
Foreign financial debt securities
Foreign Central Banks debt financial instruments	1,238,866	1,668,670
Other foreign financial instruments	265,803	127,752
Subtotal	1,504,669	1,796,422
of which sold under repurchase agreement	-	127,752
Total	4,536,025	5,880,733

The Bank holds instruments, within “Chilean Central Bank and government securities”, which guarantee derivatives transactions through Comder Contraparte Central S.A., in the local market as of December 31, 2023 and 2022 for an amount of Ch$224,680 and Ch$133,480, respectively, while “Foreign financial debt securities” guarantee derivatives transactions through London Clearing House (LCH) as of December 31, 2023 and 2022 for an amount of Ch$71,705 and Ch$69,666, respectively. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2023 and 2022 for an amount of Ch$564,020 and Ch$590,466, respectively, to comply with the initial margin required by European EMIR Standard.

As of December 31, 2023, changes in fair value of financial assets measured at FVCO included a cumulative net unrealized loss of MCh$89,748, recorded as “valuation adjustment” in OCI, where MCh$91,596 (loss) are attributable to shareholders equity and MCh$1,848 (profit) to non-controlling interest.

As of December 31, 2022, changes in fair value of financial assets measured at FVCO included a cumulative net unrealized loss of MCh$109,392, recorded as “valuation adjustment” in OCI, where MCh$110,130 (loss) are attributable to shareholders equity and MCh$738 (profit) to non-controlling interest.

The changes in the fair value and the corresponding ECL as of December 31, 2023 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2023	5,880,733	-	-	5,880,733
New financial assets purchased	41,150,092	-	-	41,150,092
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(42,616,549)	-	-	(42,616,549)
Changes in measument of financial assets	121,749	-	-	121,749
Other adjustments	-	-	-	-
At December 31, 2023	4,536,025	-	-	4,536,025

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2023	877	-	-	877
New financial assets purchased	9,051	-	-	9,051
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(9,174)	-	-	(9,174)
Changes due to changes in credit risk	33	-	-	33
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	787	-	-	787

The changes in the fair value and the corresponding ECL as of December 31, 2022 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2022	5,803,139	-	-	5,801,379
New financial assets purchased	31,456,434	-	-	31,456,434
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(31,248,163)	-	-	(31,248,163)
Changes in measument of financial assets	(130,677)	-	-	(128,917)
Other adjustments	-	-	-	-
At December 31, 2022	5,880,733	-	-	5,880,733

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2022	703	-	-	703
New financial assets purchased	5,627	-	-	5,627
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(5,553)	-	-	(5,553)
Changes due to changes in credit risk	100	-	-	100
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	877	-	-	877

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2023, 2022 and 2021 is as follows:

	As of December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	6,837,112	452,668	1,728,731
Realized profits	392	121	28,131
Sale of debt financial instruments at FVOCI generating realized losses	1,605,762	1,122,222	1,247,044
Realized losses	134,485	22,195	4,944

The Bank evaluated those instruments with unrealized losses as of December 31, 2023 and 2022 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2023 and 2022 were not in a continuing unrealized loss position for more than one year.

b.	Other financial instruments

The Bank classifies certain loans and account receivables at fair value through other comprehensive income (FVOCI), when a credit operation exceeds single client exposure under the Bank’s credit risk policy. Initially, the risk committee approves the full operation but with the condition to sell a portion of the loan in the medium term.

Additionally, the Bank includes operations that expect to sell, for which an increase of the credit risk has been identified.

This portfolio is measured at fair value, recognising the adjustment in other comprehensive income. The portfolio is assessed for impairment loss under the ECL model, same as loans at amortised cost.

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,916	-	-	15,916
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,381	-	-	105,381

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	99,643	-	-	99,643
New financial assets originated	72,745			72,745
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(24,835)	-	-	(24,835)
Changes in measument of financial assets	(4,921)	-	-	(4,921)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	142,632	-	-	142,632

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	268	-	-	268
New financial assets originated	76			76
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(110)	-	-	(110)
Changes due to changes un credit risk	92	-	-	92
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	326	-	-	326

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2023:

	Less than 12 months				More than 12 months				Total
2023	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	2,286,208	2,286,541	417	(84)	-	-	-	-	2,286,208	2,286,541	417	(84)
Chilean Treasury bonds and notes	801,738	737,705	24,466	(88,499)	-	-	-	-	801,738	737,705	24,466	(88,499)
Other Chilean government financial instruments	444	454	10	-	-	-	-	-	444	454	10	-
Subtotal	3,088,390	3,024,700	24,893	(88,583)	-	-	-	-	3,088,390	3,024,700	24,893	(88,583)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,264,768	1,238,866	18,330	(44,232)	-	-	-	-	1,268,492	1,238,866	14,606	(44,232)
Other foreign debt financial instruments	260,401	265,803	6,966	(1,564)	-	-	-	-	260,401	265,803	6,966	(1,564)
Subtotal	1,525,169	1,504,669	25,296	(45,796)	-	-	-	-	1,528,893	1,504,669	21,572	(45,796)
Loans and account receivable from customer
Commercial loans	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
Subtotal	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
					-	-	-	-
Total	4,731,030	4,641,282	50,212	(139,960)	-	-	-	-	4,734,754	4,641,282	46,488	(139,960)

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2022:

	Less than 12 months				More than 12 months				Total
2022	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	3,331,635	3,331,264	2,270	(2,641)	-	-	-	-	3,331,635	3,331,264	2,270	(2,641)
Chilean Treasury bonds and notes	834,935	742,717	27	(92,218)	-	-	-	-	834,935	742,717	27	(92,218)
Other Chilean government financial instruments	407	432	25	-	-	-	-	-	407	432	25	-
Subtotal	4,166,977	4,074,413	2,322	(94,859)	-	-	-	-	4,166,977	4,074,413	2,322	(94,859)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	10,082	9,891	17	(207)	-	-	-	-	10,082	9,891	17	(207)
Other Chilean financial instruments	6	7	-	-	-	-	-	-	6	7	-	-
Subtotal	10,088	9,898	17	(207)	-	-	-	-	10,088	9,898	17	(207)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,683,052	1,668,670	39,210	(53,592)	-	-	-	-	1,683,052	1,668,670	39,210	(53,592)
Other foreign debt financial instruments	116,351	127,752	11,401	-	-	-	-	-	116,351	127,752	11,401	-
Subtotal	1,799,403	1,796,422	50,611	(53,592)	-	-	-	-	1,799,403	1,796,422	50,611	(53,592)
Loans and account receivable from customer
Commercial loans	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
Subtotal	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
					-	-	-	-
Total	6,132,458	6,023,039	52,950	(162,342)	-	-	-	-	6,132,458	6,023,039	52,950	(162,342)